Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows Related to Operating Activities
Receipts from customers	$ 696,603	$ 192,185	$ 2,914,614
Payments to suppliers and employees	(4,629,139)	(4,865,633)	(6,748,674)
Australian R&D tax incentive refund	306,154	358,280	531,828
Government grants and other grants received	478,589	236,421	154,904
Net Cash Flows Used In Operating Activities	(3,147,793)	(4,078,747)	(3,147,328)
Cash Flows Related to Investing Activities
Payment for purchases of plant and equipment	(10,048)	(6,630)	(864)
Interest received	21,785	9,204
Net Cash Flows From/(Used In) Investing Activities	11,737	2,574	(864)
Cash Flows Related to Financing Activities
Proceeds from issues of securities		29,281,421	1,957,164
Capital raising costs		(2,746,871)	(374,728)
Proceeds from borrowings		212,794
Repayment of borrowings		(212,794)	(366,655)
Principal elements of lease payments	(36,264)	(40,607)	(41,390)
Interest and other costs of finance paid	(6,184)	(13,761)	(17,439)
Net Cash Flows (Used In)/From Financing Activities	(42,448)	26,480,182	1,156,952
Net (decrease)/increase in cash and cash equivalents	(3,178,504)	22,404,009	(1,991,240)
Cash and cash equivalents at the beginning of the year	25,047,281	3,250,468	5,119,887
Effects of exchange rate changes on cash and cash equivalents	241,501	(607,196)	121,821
Cash and Cash Equivalents at the End of the Year	$ 22,110,278	$ 25,047,281	$ 3,250,468